Income Taxes (Tables) (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of Income Taxes Benefit

The benefit of income taxes for the years ended December 31, 2019 and 2018 consist of the following ($ in thousands):

	For the years ended December 31,
	2019	2018
U.S. federal
Current	$-	$-
Deferred	(4,302)	(1,725)
State and local
Current	-	-
Deferred	(970)	(389)
Valuation allowance	-	-
Income Tax Provision (Benefit)	$(5,272)	$(2,114)

Schedule of Deferred Tax Assets

The following is a rollforward of the Company’s deferred tax liability from January 1, 2020 to March 31, 2020 (in thousands):

March 31, 2020
Beginning balance	$30,879
Income tax benefit (associated with the amortization of intangible assets)	(1,038)
Deconsolidation of Nexway	(1,162)
Ending balance	$28,679

The components of our deferred tax assets are as follows ($ in thousands).

	December 31,
	2019	2018
Deferred Tax Assets:
Net operating losses	$-	$1,042
Accrued compensation	-	205
Depreciation and amortization	-	13
Other	-	5
Total deferred tax assets	-	1,265
Less: Valuation allowance	-	(1,265)
Net Deferred Tax Assets:	$-	$-
Deferred Tax Liabilities:
Intangible assets	$(30,879)	$(35,000)
Net Deferred Tax Liability	$(30,879)	$(35,000)

fuboTV Inc. [Member]
Schedule of Income Taxes Benefit

Income tax expense for the years ended December 31, 2019 and 2018 differed from statutory federal rate expense primarily due to the Company’s inability to benefit from its tax losses.

	December 31,
	2019	2018

Income tax provision at federal statutory rate	$(36,475)	$(27,155)
State income taxes, net of federal benefit	7	12
Other non-deductible expense	276	309
Change in valuation allowance	36,205	26,836
Foreign rate differential	(4)	(4)
Law changes (federal effect)	-	-

Total tax provision (benefit)	$9	$(2)

Schedule of Deferred Tax Assets

The Company’s deferred tax assets and liabilities consisted of the following:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$88,759	$49,307
Accruals and deferrals	1,864	943
Stock based compensation	102	57
Interest expense limitation	432	-
Other	6	-
Total deferred tax assets	91,163	50,307
Valuation allowance	(91,144)	(50,190)
Deferred tax liabilities:
Property and equipment	(19)	(117)
Total deferred tax liabilities	(19)	(117)

Net deferred tax assets	$—	$—